Supplementry Financial Statement Information (Details) - Schedule of Basic and Diluted Loss Per Share (Parentheticals) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Loss Per Share [Abstract]
Numerator for diluted net loss per Ordinary Share - net loss attributable to shareholders			$ (9,740)	$ (11,092)	$ (11,017)
Denominator for diluted loss per share – weighted number of Ordinary Shares	3,510,328	1,765,142	1,952,097	1,462,776	1,193,447
Dilutive loss per Ordinary Share (in dollars)	$ (0.45)	$ (3.02)	$ (4.99)	$ (7.58)	$ (9.23)